Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000002886
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli ABC Fund - Class I
C000050409
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli ABC Fund - Advisor Class
Without Sales Load [Member] | C000002886
Average Annual Return [Line Items]
Average Annual Return, Percent	5.77%	4.53%	3.57%
Without Sales Load [Member] | C000050409
Average Annual Return [Line Items]
Average Annual Return, Percent	5.53%	4.27%	3.32%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
ICE BofA 3 Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.18%	3.17%	2.18%
Lipper U.S. Treasury Money-Market Fund Average
Average Annual Return [Line Items]
Average Annual Return, Percent	3.98%	3.00%	1.91%
ICE BofA 3 Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.18%	3.17%	2.18%
Lipper U.S. Treasury Money-Market Fund Average
Average Annual Return [Line Items]
Average Annual Return, Percent	3.98%	3.00%	1.91%